SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED PAYMENTS
Schedule of total share-based compensation expense recognized

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cost of revenue	345	321	198	28
Selling expenses	9,654	3,523	2,084	294
General and administrative expenses	88,361	63,280	42,491	5,984
Research and development expenses	9,321	4,972	3,571	503
Share-based compensation expenses from continuing operations	107,681	72,096	48,344	6,809
Share-based compensation expenses from discontinued operations	27,245	—	—	—
Total share-based compensation expenses	134,926	72,096	48,344	6,809

2008 Plan
SHARE-BASED PAYMENTS
Schedule of the employee share option activity

				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2022	1,055,042	0.75	7.02	9.02	—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited/Expired	(96,672)	0.75	6.82	—	—
Outstanding, December 31, 2023	958,370	0.75	7.04	8.08	—
Vested as at December 31, 2023	17,237,222	0.67	2.37	4.71	—
Exercisable as at December 31, 2023	958,370	0.75	7.04	8.08	—

Schedule of the non-employee share option activity

				Weighted‑
			Weighted‑	average
		Weighted‑	average	remaining	Aggregate
	Number of	average	grant‑date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2022	1,439,177	0.70	2.47	5.65	—
Granted	—	—	—	—	—
Exercised	(43,400)	0.01	0.24	—	—
Forfeited	(28,000)	0.50	0.12	—	—
Outstanding, December 31, 2023	1,367,777	0.73	2.58	4.91	—
Vested at December 31, 2023	1,838,173	0.65	2.43	4.37	—
Exercisable at December 31, 2023	1,367,777	0.73	2.58	4.91	—

2017 Plan
SHARE-BASED PAYMENTS
Schedule of the Restricted Shares activity

		Weighted-
		average
	Number of	grant-date
	shares	fair value
		US$
Outstanding, December 31, 2022	7,133,593	2.54
Granted	2,449,200	0.13
Vested	(4,419,335)	1.85
Forfeited	(346,315)	2.45
Outstanding, December 31, 2023	4,817,143	1.95
Vested and expected to vest as at December 31, 2023	13,480,316

2020 BEST Asia Plan
SHARE-BASED PAYMENTS
Schedule of the Restricted Shares activity

Number of
options

Outstanding, December 31, 2022	42,952,900
Granted	10,427,000
Forfeited	(10,615,230)
Outstanding, December 31, 2023	42,764,670
Vested and expected to vest as at December 31, 2023	42,764,670
Exercisable as at December 31, 2023	—

2022 BEST CloudSoft Plan
SHARE-BASED PAYMENTS
Schedule of the Restricted Shares activity

Number of
options

Outstanding, December 31, 2022	12,850,000
Granted	4,595,000
Forfeited	(267,870)
Expired	(58,360)
Outstanding, December 31, 2023	17,118,770
Vested and expected to vest as at December 31, 2023	17,118,770
Exercisable as at December 31, 2023	—